INITIAL PUBLIC OFFERING	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Initial Public Offering
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On October 24, 2025, the Company consummated its Initial Public Offering of 6,000,000 Units, at $10.00 per Unit, generating gross proceeds of $60,000,000. The Company granted the underwriter a 45-day option to purchase up to an additional 900,000 Units at the Initial Public Offering price to cover over-allotments, if any. Each Unit consists of one Ordinary Share and one redeemable warrant. Each warrant entitles the holder thereof to purchase ordinary shares at a price of $11.50 per share, subject to adjustment. On October 28, 2025, the underwriters’ over-allotment option was exercised in full.

NOTE 3. INITIAL PUBLIC OFFERING

On October 24, 2025, the Company consummated its Initial Public Offering of 6,000,000 Units, at $10.00 per Unit, generating gross proceeds of $60,000,000. The Company granted the underwriter a 45-day option to purchase up to an additional 900,000 Units at the Initial Public Offering price to cover over-allotments, if any. Each Unit consists of one Ordinary Share and one redeemable warrant. Each warrant entitles the holder thereof to purchase ordinary share at a price of $11.50 per share, subject to adjustment. On October 28, 2025, the over-allotment options was exercised in full.